Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Changes in Goodwill

	2021 £m	2020 £m
Cost at 1 January	10,597	10,562

Exchange adjustments	(55)	(54)

Additions through business combinations (Note 40)	–	124

Other movements	10	–

Transfer to assets held for sale	–	(35)

Cost at 31 December	10,552	10,597

Net book value at 1 January	10,597	10,562

Net book value at 31 December	10,552	10,597

Summary of Goodwill Allocated to Segments	Goodwill is allocated to the Group’s segments as follows:

	2021 £m	2020 £m

Pharmaceuticals	4,228	4,245

Vaccines	1,264	1,295

Consumer Healthcare	5,060	5,057

Net book value at 31 December	10,552	10,597

Schedule of Discounted Cash Flow Models Used in Impairment Tests
Details relating to the discounted cash flow models used in the impairment tests of the Pharmaceuticals, Vaccines and Consumer Healthcare cash generating units are as follows:

Valuation basis	Fair value less costs of disposal

Key assumptions	Sales growth rates Profit margins Terminal growth rate Discount rate Taxation rate

Determination of assumptions
Growth rates are internal forecasts based on both internal and external market information.

Margins reflect past experience, adjusted for expected changes.

Terminal growth rates based on management’s estimate of future long-term average growth rates.

Discount rates based on Group WACC, adjusted where appropriate.

Taxation rates based on appropriate rates for each
jurisdiction.

Period of specific projected cash flows	Five years

Terminal growth rate and discount rate		Terminal growth rate	Discount rate

	Pharmaceuticals	0% p.a. (2020 – 1% p.a)	7% (2020 – 7.5% p.a)

	Vaccines	0% p.a. (2020 – 1% p.a)	7% (2020 – 7.5% p.a)

	Consumer Healthcare	2.5% p.a. (2020 – 2% p.a)	6% (2020 – 6% p.a)